SECOND PROMISSORY NOTES 04/30/16 (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Jun. 02, 2017	Dec. 02, 2016
Promissory Notes Maturity			$ 200,799		$ 200,799		$ 189,501	$ 175,789
Interest Payable Settled			416,623	$ 306,882	1,159,725	$ 843,229	1,161,339	683,765
Loss On Settlement Of Liabilities						$ (31,512)	(31,512)
Unamortized Debt Discount							$ 585,359
Second Promissory Notes [Member]
Promissory Notes Description					On February 18, 2015 and December 1, 2015, the Company entered into agreements with the Lender pursuant to which $5,457,000 was advanced to the Company in tranches (the “Second Promissory Notes”). The Second Promissory Notes mature were to mature as to $1,000,000 on December 2, 2016, $2,000,000 on June 2, 2017 and the balance due on December 2, 2017.
Second Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description							On February 18, 2015, the Company entered into an agreement with a company controlled by a director of the Company (the “Lender”) pursuant to which up to $4,463,000 will be advanced to the Company in tranches (the “Second Promissory Notes”). On December 1, 2015, the Company entered into an amending agreement whereby the Lender agreed to advance an additional $1,000,000 in tranches.
Outstanding Debt							$ 5,257,000
Promissory Notes Maturity									$ 2,000,000	$ 1,000,000
Interest Rate							12.00%	12.00%
Interest Recorded							$ 464,963	$ 30,446
Promissory Note Interest Payable Terms							Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender.
Interest Payable Settled	$ 208,245	$ 50,049
Shares Issued, Shares	1,103,449	286,845
Shares Issued, Fair Value	$ 200,800	$ 54,035
Loss On Settlement Of Liabilities		$ 3,986
Unamortized Debt Discount							$ 476,186	$ 184,435
Debt Collateral							Company’s Helmer-Bovill Property
Additional Paid-In Capital	$ 7,445